Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Sep. 30, 2024
Assets
Total assets	$ 2,094,558	$ 2,061,751
Liabilities
Total liabilities	1,966,731	1,946,591
Total net revenues	67,777	57,223
Total other comprehensive income (loss)	$ 4,987	$ 5,043
Charles Schwab Corporation [Member]
Assets
Total assets			$ 630,363
Liabilities
Total liabilities			566,502
Total net revenues			25,493
Total net income available to common stockholders			6,376
Total other comprehensive income (loss)			8,356
Total comprehensive income (loss)			$ 14,732